Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation
Schedule of total non-cash stock-based compensation expense

	Years Ended December 31,
	2017	2016	2015
Stock option compensation expense	$6,096	$4,564	$4,938
Restricted stock unit compensation expense	8,814	4,374	4,897

Total stock-based compensation expense	$14,910	$8,938	$9,835

Schedule of total unrecognized stock-based compensation

	December 31,
	2017	2016
Unrecognized stock option compensation expense	$4,709	$3,849
Unrecognized restricted stock unit compensation expense	5,891	4,899

Total unrecognized stock-based compensation expense	$10,600	$8,748

Summary of stock options amounts and activity

		Weighted	Weighted	Intrinsic
		Average	Average	Value
		Exercise	Remaining	(dollars in
	Options	Price	Life (Years)	thousands)
Outstanding at December 31, 2014	2,759,306	$11.81
Granted	668,362	30.24
Exercised	(108,952)	10.35
Lapsed (forfeited or cancelled)	(52,816)	23.03

Outstanding at December 31, 2015	3,265,900	15.45
Granted	1,265,046	12.78
Exercised	(121,146)	10.06
Lapsed (forfeited or cancelled)	(116,719)	22.70

Outstanding at December 31, 2016	4,293,081	14.61
Granted	975,873	22.20
Exercised	(192,260)	10.14
Lapsed (forfeited or cancelled)	(148,113)	22.34

Outstanding at December 31, 2017	4,928,581	$16.07	6.1	$40,027

Exercisable at December 31, 2017	2,605,778	$13.75	4.0	$28,515

Schedule of the assumptions utilized for calculating the fair value of stock options

	December 31,
	2017	2016	2015
KapStone Stock Options Black-Scholes assumptions (weighted average):
Expected volatility	43.40%	43.63%	38.73%
Expected life (years)	5.25	5.07	4.92
Risk-free interest rate	2.05%	1.35%	1.36%
Expected dividend yield	1.76%	1.81%	1.55%

Summary of non-vested restricted stock units amounts and activity

		Weighted
		Average
		Grant
	Units	Price
Outstanding at December 31, 2014	588,067	$16.98
Granted	214,051	30.41
Vested	(228,825)	10.94
Forfeited	(23,284)	20.43

Outstanding at December 31, 2015	550,009	$24.60
Granted	393,389	12.79
Vested	(215,243)	15.00
Forfeited	(36,435)	23.16

Outstanding at December 31, 2016	691,720	$20.93
Granted	475,446	22.42
Vested	(261,718)	26.51
Forfeited	(42,522)	20.49

Outstanding at December 31, 2017	862,926	$20.11